Transactions with Related Parties - Schedule of Interest Expense from Related Parties (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	$ 37,527
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	34,115
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	$ 3,412